Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Amount due to third-parties	25,606,535	59,764,366	8,584,614
Payable to employees	14,638,310	42,469,850	6,100,412
Payable to dealers	21,117,295	29,666,154	4,261,276
Deposit due to third-parties	21,395,705	21,026,154	3,020,218
Customer advances	40,017,637	67,098,949	9,638,161
Payable to suppliers	16,822,349	8,233,432	1,182,659
Other tax payables	7,193,894	8,210,599	1,179,379
Accrued professional service fees	6,220,691	4,380,000	629,148
Derivative financial liability	—	3,289,676	472,532
Interest payable	27,056,523	2,890,110	415,138
Others	31,389,562	31,660,944	4,547,813
	211,458,501	278,690,234	40,031,350